Installment Loans - Additional Information (Detail) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2012 Purchased loans USD ($)		Mar. 31, 2012 Purchased loans JPY (¥)		Mar. 31, 2011 Purchased loans JPY (¥)		Mar. 31, 2012 Purchased loans Impaired Financing Receivable with Related Allowance USD ($)	Mar. 31, 2012 Purchased loans Impaired Financing Receivable with Related Allowance JPY (¥)	Mar. 31, 2011 Purchased loans Impaired Financing Receivable with Related Allowance JPY (¥)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Interest income on loans	$ 1,615	¥ 132,719	¥ 152,242	¥ 114,729
Loans held for sale in installment loans	245	20,145	13,718
Loans held for sale measured at fair value	236	19,397
Installment Loans	33,701	2,769,898	2,983,164		1,187	[1]	97,559	[1]	111,335	[1]
Fair value at the acquisition date of purchased loans acquired during the period					139		11,428		7,449
Purchased loans for which valuation allowances were provided											$ 425	¥ 34,907	¥ 36,685

[1]	Purchased loans represent loans with evidence of deterioration of credit quality since origination and for which it is probable at acquisition that collection of all contractually required payments from the debtors is unlikely in accordance with ASC 310-30 ("Receivables-Loans and Debt Securities Acquired with Deteriorated Credit Quality").